Summary of Significant Accounting Policies (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Line Items]
Federal Reserve Bank, reserve requirement					$ 16,546,000	$ 15,208,000
Foreclosed assets	$ 3,524,239		$ 3,524,239		3,254,392	2,386,239
Amortization of intangible assets	228,866	$ 61,071	416,623	$ 113,648	346,435	305,452
Impairment of intangible assets					0
Advertising Expense	214,632	$ 129,398	399,107	$ 293,659	637,600	615,751
Residential Real Estate [Member]
Accounting Policies [Line Items]
Foreclosed assets	$ 1,140,000		$ 1,140,000		545,750	1,500
Mortgage loans in process of foreclosure					$ 0	$ 0
Minimum [Member] | Building and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Useful life					15 years
Minimum [Member] | Furniture and Equipment [Member]
Accounting Policies [Line Items]
Useful life					3 years
Maximum [Member] | Building and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Useful life					40 years
Maximum [Member] | Furniture and Equipment [Member]
Accounting Policies [Line Items]
Useful life					7 years